Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2015
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
VALSPRESSO GREEN ZONE SELECT TACTICAL FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement [Text Block]	alpsseries_ProspectusSupplement

ALPS SERIES TRUST

Valspresso Green Zone Select™ Tactical Fund

(the “Fund”)

SUPPLEMENT DATED DECEMBER 2, 2015

TO THE FUND’S PROSPECTUS DATED FEBRUARY 27, 2015

The following risk factor has been added to the “SUMMARY SECTION – Principal Risks of the Fund” section beginning on page 3 of the Fund’s prospectus and is also added as a principal risk of the Fund in the “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS – What are the Principal Risks of Investing in the Fund” section beginning on page 6 of the Fund’s prospectus:

Going Concern Risk.  The Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.35% of the Fund’s average daily net assets for each of the Class A and Class I shares, respectively (the Fee Waiver Agreement).  Based on the Fund’s asset levels as of November 30, 2015, the investment management fees being paid to the Adviser are less than the operating expenses of the Fund being reimbursed directly by the Adviser.  Thus, the Adviser is in a position where it needs to pay operating expenses from its resources to maintain the Fee Waiver Agreement.

The Adviser is seeking additional capital investments from multiple sources to enable the Adviser to continue to maintain the Fee Waiver Agreement, as well as market and grow the assets of the Fund.  Should the Adviser not be able to continue to meet its obligation to maintain the Fee Waiver Agreement, all operating expenses of the Fund would be borne directly by the Fund’s shareholders.  The Board of Trustees of the Trust has the authority to approve the liquidation of the Fund, without a vote of shareholders.  The Board also has the authority to retain a successor investment adviser for an interim period.  However, the retention of a successor adviser to serve after such interim period is required to be approved by “vote of a majority of the outstanding voting securities,” as defined by the Investment Company Act of 1940, of each Fund.  These conditions raise substantial doubt about the Fund’s ability to continue as a going concern.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.